Schedule of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 16	$ 4,055	$ 10,160
Costs of sales - other			(9,489)
Cost of sales - non-recurring events		(3,850)	(1,881)
Gross profit/(loss)	43	(4,089)	(1,210)
General and administrative expenses	(7,521)	(6,425)	(12,397)
Gain/(loss) on solar development	89	30	(13)
Other income		1,000	78
Depreciation and amortization			(1,321)
Operating loss	(8,519)	(11,740)	(14,904)
Restructuring and other non-recurring costs	(1,392)	(1,662)	(448)
Finance expense - net			(8,308)
Loss before income tax	(44,216)	(19,506)	(23,660)
Income tax	(1,603)	(559)	1,142
Loss from continuing operations	(45,819)	(20,065)	(22,518)
Other gains/(losses)			(54)
Assets	37,433	61,416	69,657
Liabilities	(77,970)	(57,670)	(48,042)
Net assets/(liabilities)	(40,537)	3,746	21,615
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue	11,827	15,060	37,616
Costs of sales - other	(10,241)	(13,472)	(34,150)
Cost of sales - non-recurring events		(3,850)	(1,881)
Gross profit/(loss)	1,586	(2,262)	1,585
General and administrative expenses	(8,749)	(7,620)	(15,296)
Gain/(loss) on solar development	93	(4,177)
Other income	99	119	986
Depreciation and amortization	(1,569)	(1,581)	(2,387)
Operating loss	(8,540)	(15,521)	(15,125)
Restructuring and other non-recurring costs	(1,390)	(1,663)	(443)
Impairment loss	(30,238)	(421)
Finance expense - net	(4,929)	(6,210)	(8,603)
Loss before income tax	(45,097)	(23,815)	(24,171)
Income tax	(1,603)	(540)	2,117
Loss from continuing operations	(46,700)	(24,355)	(22,054)
Other gains/(losses)			(13)
Critical power services segment [member]
IfrsStatementLineItems [Line Items]
Revenue		2,591	8,670
Costs of sales - other	(52)	(2,722)	(7,985)
Cost of sales - non-recurring events		(3,850)	(1,881)
Gross profit/(loss)	(52)	(3,981)	(1,196)
General and administrative expenses	(53)	(195)	(154)
Gain/(loss) on solar development	47	1
Other income		13	78
Depreciation and amortization	(448)	(653)	(866)
Operating loss	(506)	(4,815)	(2,076)
Restructuring and other non-recurring costs			40
Impairment loss	(48,315)
Finance expense - net	(3,741)	(6,314)	(7,347)
Loss before income tax	44,068	(11,129)	(9,383)
Income tax	(797)	(638)	523
Loss from continuing operations	43,271	(11,767)	(8,860)
Other gains/(losses)			62
Assets	5,958	18,034	30,878
Liabilities	(8,596)	(15,539)	(13,452)
Net assets/(liabilities)	(2,638)	2,495	17,426
Critical power services segment [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue	11,811	11,005	27,456
Costs of sales - other	(10,268)	(9,178)	(24,661)
Cost of sales - non-recurring events
Gross profit/(loss)	1,543	1,827	2,795
General and administrative expenses	(1,228)	(1,195)	(2,899)
Gain/(loss) on solar development	4	(4,208)
Other income	99	37	908
Depreciation and amortization	(439)	(242)	(1,066)
Operating loss	(21)	(3,781)	(221)
Restructuring and other non-recurring costs	2	(1)	5
Impairment loss	(552)
Finance expense - net	(310)	(527)	(295)
Loss before income tax	(881)	(4,309)	(511)
Income tax		19	975
Loss from continuing operations	(881)	(4,290)	464
Other gains/(losses)			41
Solar development segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Costs of sales - other
Cost of sales - non-recurring events
Gross profit/(loss)
General and administrative expenses	(344)	(297)	(80)
Gain/(loss) on solar development
Other income		69
Depreciation and amortization
Operating loss	(344)	(228)	(219)
Restructuring and other non-recurring costs
Impairment loss	(11,187)
Finance expense - net	(2)	(34)
Loss before income tax	(11,533)	(262)	(219)
Income tax
Loss from continuing operations	(11,533)	(262)	(219)
Other gains/(losses)			(139)
Assets	1,549	12,726	22,505
Liabilities	(284)		(377)
Net assets/(liabilities)	1,265	12,726	22,128
Electric vehicles segment [member]
IfrsStatementLineItems [Line Items]
Revenue	16	1,464	1,490
Costs of sales - other	102	(1,572)	(1,504)
Cost of sales - non-recurring events
Gross profit/(loss)	118	(108)	(14)
General and administrative expenses	(1,794)	(1,005)	(2,901)
Gain/(loss) on solar development	10
Other income
Depreciation and amortization	(671)	(673)	(443)
Operating loss	(2,337)	(1,786)	(3,358)
Restructuring and other non-recurring costs		200	(429)
Impairment loss	(366)	(414)
Finance expense - net	(2,726)	936	(974)
Loss before income tax	(5,429)	(1,064)	(4,761)
Income tax	277	(40)	575
Loss from continuing operations	(5,152)	(1,104)	(4,186)
Other gains/(losses)
Assets	20,674	17,493	14,202
Liabilities	(17,550)	(7,564)	(4,528)
Net assets/(liabilities)	3,124	9,929	9,673
Sustainable energy solutions segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Costs of sales - other	(23)
Cost of sales - non-recurring events
Gross profit/(loss)	(23)
General and administrative expenses	(324)	(367)	(1,660)
Gain/(loss) on solar development	32	30
Other income
Depreciation and amortization	(3)	(3)	(3)
Operating loss	(318)	(340)	(1,640)
Restructuring and other non-recurring costs
Impairment loss	10,787
Finance expense - net	(68)	(50)	23
Loss before income tax	10,491	(390)	(1,617)
Income tax	(1,083)	119	192
Loss from continuing operations	9,408	(271)	(1,425)
Other gains/(losses)			23
Assets	72	10,343	1,170
Liabilities	(1,026)	(645)	(485)
Net assets/(liabilities)	(954)	9,698	685
Corporate office segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Costs of sales - other
Cost of sales - non-recurring events
Gross profit/(loss)
General and administrative expenses	(5,006)	(4,561)	(7,602)
Gain/(loss) on solar development
Other income
Depreciation and amortization	(8)	(10)	(9)
Operating loss	(5,014)	(4,571)	(7,611)
Restructuring and other non-recurring costs	(1,392)	(1,862)	(59)
Impairment loss	(77,325)	(7)
Finance expense - net	1,918	(221)	(10)
Loss before income tax	(81,813)	(6,661)	(7,680)
Income tax			(148)
Loss from continuing operations	(81,813)	(6,661)	(7,828)
Other gains/(losses)
Assets	9,180	2,819	903
Liabilities	(50,514)	(33,921)	(29,200)
Net assets/(liabilities)	(41,334)	(31,102)	$ (28,297)
Total segment [member]
IfrsStatementLineItems [Line Items]
Revenue	16	4,055
Costs of sales - other	27	(4,294)
Cost of sales - non-recurring events		(3,850)
Gross profit/(loss)	43	(4,089)
General and administrative expenses	(7,521)	(6,425)
Gain/(loss) on solar development	89	31
Other income		82
Depreciation and amortization	(1,130)	(1,339)
Operating loss	(8,519)	(11,740)
Restructuring and other non-recurring costs	(1,392)	(1,662)
Impairment loss	(29,686)	(421)
Finance expense - net	(4,619)	(5,683)
Loss before income tax	(44,216)	(19,506)
Income tax	(1,603)	(559)
Loss from continuing operations	$ (45,819)	$ (20,065)